UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      HS Management Partners, LLC

Address:   598 Madison Ave; 14th Floor
           New York, NY  10022


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ronald R. Staib
Title:  SVP/CCO
Phone:  212-823-0576

Signature,  Place,  and  Date  of  Signing:

/s/ Ronald R. Staib                New York, NY 10022                 1/25/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              24

Form 13F Information Table Value Total:  $      271,444
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
-------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                           VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
-------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ABBOTT LAB COM                   COM            002824100    5,820  107,795 SH       SOLE                107,795      0    0
ADOBE SYS INC COM                COM            00724F101    5,252  142,795 SH       SOLE                142,795      0    0
ALCON INC                        COM            H01301102    4,365   26,560 SH       SOLE                 26,560      0    0
CELGENE CORP                     COM            151020104    9,128  163,945 SH       SOLE                163,945      0    0
COCA COLA CO COM                 COM            191216100   11,428  200,490 SH       SOLE                200,490      0    0
COSTCO WHOLESALE CORP NEW COM    COM            22160K105    6,239  105,440 SH       SOLE                105,440      0    0
DIAGEO PLC SPONSORED ADR NEW     SPONSORED ADR  25243Q205   11,680  168,280 SH       SOLE                168,280      0    0
EBAY                             COM            278642103   18,421  782,550 SH       SOLE                782,550      0    0
GARTNER INC COM                  COM            366651107    5,800  321,495 SH       SOLE                321,495      0    0
GILEAD SCIENCES INC              COM            375558103   17,273  399,100 SH       SOLE                399,100      0    0
GOOGLE INC                       COM            38259P508   10,706   17,268 SH       SOLE                 17,268      0    0
HASBRO INC                       COM            418056107   19,772  616,730 SH       SOLE                616,730      0    0
KELLOGG CO COM                   COM            487836108   17,773  334,070 SH       SOLE                334,070      0    0
MC CORMICK & CO INC              COM            579780206    5,292  146,480 SH       SOLE                146,480      0    0
MC DONALDS CORP COM              COM            580135101   21,582  345,645 SH       SOLE                345,645      0    0
NETFLIX COM INC                  COM            64110L106    8,598  155,930 SH       SOLE                155,930      0    0
QUALCOM                          COM            747525103   13,447  290,675 SH       SOLE                290,675      0    0
SCHWAB CHARLES CORP COM NEW      COM            808513105    9,364  497,580 SH       SOLE                497,580      0    0
SCRIPPS NETWORKS INTERACTIVE INC COM            811065101   10,775  259,636 SH       SOLE                259,636      0    0
SHERWIN WILLIAMS CO              COM            824348106    6,967  113,005 SH       SOLE                113,005      0    0
TIME WARNER INC                  COM            887317105   19,022  652,781 SH       SOLE                652,781      0    0
UNILEVEL                         SPONSORED ADR  904767704    3,197  284,475 SH       SOLE                284,475      0    0
WAL-MART STORES INC COM          COM            931142103   19,074  356,860 SH       SOLE                356,860      0    0
WEIGHT WATCHERS INTL INC NEW COM COM            948626106   10,469  359,025 SH       SOLE                359,025      0    0


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